UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03031

Morgan Stanley Tax-Free Daily Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	December 31,

Date of reporting period:	March 31, 2019

Item 1.  Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Tax-Free Daily Income Trust

Portfolio of Investments • March 31, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE(b)	MATURITY DATE	VALUE
	Weekly Variable Rate Bonds (a) (62.1%)
$965	Austin, TX, Water & Wastewater System Ser 2008	1.51%	04/05/19	05/15/31	$965,000
670	Colorado Springs, CO, Utilities System Sub Lien Ser 2008 A	1.48	04/05/19	11/01/38	670,000
1,400	Columbia, SC, Waterworks & Sewer System Ser 2009	1.50	04/05/19	02/01/38	1,400,000
1,165	Delaware Health Facilities Authority, Christiana Care Health Services Ser 2010 B	1.60	04/05/19	10/01/40	1,165,000
1,600	District of Columbia, The Pew Charitable Trusts Ser 2008 A	1.49	04/05/19	04/01/38	1,600,000
	District of Columbia Water & Sewer Authority,
800	Public Utility Ser 2014 B-2	1.50	04/05/19	10/01/50	800,000
500	Public Utility Sub Lien Ser B-1	1.51	04/05/19	10/01/50	500,000
195	Gainesville, FL, Utilities System 2012 Ser B	1.60	04/05/19	10/01/42	195,000
500	Hennepin County, MN, Ser 2018 B	1.46	04/05/19	12/01/38	500,000
	Houston, TX,
400	Combined Utility System First Lien Ser 2004 B-2	1.50	04/05/19	05/15/34	400,000
600	Combined Utility System First Lien Ser 2004 B-5	1.50	04/05/19	05/15/34	600,000
900	Indiana Finance Authority, Trinity Health Ser 2008 D-1	1.48	04/05/19	12/01/34	900,000
1,550	King County, WA, Junior Lein Sewer Ser 2001 B	1.50	04/05/19	01/01/32	1,550,000
615	Massachusetts Department of Transportation, Metropolitan Highway System Ser 2010 A-1	1.46	04/05/19	01/01/37	615,000
650	Massachusetts Water Resources Authority, Multi-Modal Sub 1999 Ser B	1.52	04/05/19	08/01/28	650,000
975	Metropolitan Washington Airports Authority, DC, Airport System Subser 2010 C-2	1.47	04/05/19	10/01/39	975,000
1,100	Nebraska Investment Finance Authority, Single Family Housing Bonds Ser 2017 C	1.55	04/05/19	09/01/47	1,100,000
500	New York State Energy Research & Development Authority Facilities, NY, Consolidated Edison Co. Ser 2005 Subser A-2	1.58	04/05/19	05/01/39	500,000
600	New York State Housing Finance Agency, 10 Barclay Street 2004 Ser A	1.50	04/05/19	11/15/37	600,000
800	Orlando Utilities Commission, FL, Utility System Ser 2008-2	1.47	04/05/19	10/01/33	800,000
1,000	RBC Municipal Products Trust Inc, MA, Partners Healthcare System Adjustable Ser 2019 T-2 Floater Certificates Ser 2018-E-130 (c)	1.56	04/05/19	11/01/23	1,000,000
1,500	RBC Municipal Products Trust Inc, NY, New York City Municipal Water Finance Authority Adjustable Ser 2019-CC Floater Certificates Ser 2018-E-129 (c)	1.53	04/05/19	11/15/22	1,500,000
1,000	RBC Municipal Products Trust Inc, OH, Kettering Health Network Obligation Group Adjustable Ser 2019 B Floater Certificates Ser 2019-E-132 (c)	1.64	04/05/19	10/01/24	1,000,000
1,600	Tender Option Bond Trust, DC, District Of Columbia Housing Finance Agency, Munti-Family Housing Ser 2014 A Puttable Floating Rate Receipts Ser 2019-BAML 8001 (c)	1.60	04/05/19	08/01/47	1,600,000
590	Texas, Veterans Ser 2015 B	1.60	04/05/19	04/09/19	590,000
500	Texas Transportation Commission, State Highway Fund First Tier Revenue Bonds, Ser 2014 B-1	1.50	04/05/19	04/01/32	500,000
900	University of Texas Regents, Permanent University Fund Ser 2008 A	1.46	04/05/19	07/01/38	900,000
970	Utah Water Finance Agency, Ser 2008 B	1.53	04/05/19	10/01/37	970,000

1,000	Washington Suburban Sanitary District, MD, 2015 Ser B-3 BANs	1.50	04/05/19	06/01/23	1,000,000
	Total Weekly Variable Rate Bonds (Cost $25,545,000)				25,545,000

	Daily Variable Rate Bonds (a) (20.0%)
1,200	JP Morgan Chase & Co., NY, Battery Park City Authority Junior Ser C PUTTERs Ser 5012 (c)	1.54%	04/01/19	11/01/19	1,200,000
	JP Morgan Chase & Co., PA,
800	Pennsylvania Turnpike Commission Ser C PUTTERs Ser 5025 (c)	1.47	04/01/19	07/19/23	800,000
300	Pittsburgh Water & Sewer System Ser A PUTTERs Ser 5020 (c)	1.47	04/01/19	06/01/20	300,000
500	JPMorgan Chase & Co., Montgomery County, OH, Hospital Revenue Premier Health Partners Obligation Group - Miami Valley Hospital Ser 2018 PUTTERs Ser 5023 (c)	1.47	04/01/19	12/20/23	500,000
2,000	Mississippi Business Finance Corp., Chevron USA Ser 2010 G	1.48	04/01/19	11/01/35	2,000,000
1,435	New York City Transitional Finance Authority, NY, Future Tax Fiscal 2010 Ser G Subser G-5	1.45	04/01/19	05/01/34	1,435,000
2,000	New York City, NY, Fiscal 2012 Subser G-6	1.60	04/01/19	04/01/42	2,000,000
	Total Daily Variable Rate Bonds (Cost $8,235,000)				8,235,000

PRINCIPAL AMOUNT (000)		COUPON RATE	YIELD TO MATURITY ON DATE OF PURCHASE	MATURITY DATE	VALUE
	Commercial Paper (9.3%)
1,000	Dallas, TX, Waterworks and Sewer System Commercial Paper Notes, Ser D-1	1.78%	1.78%	05/16/19	1,000,000
	Omaha Public Power District, NE,
1,000	Ser A	1.64	1.64	04/08/19	1,000,000
500	Ser A	1.65	1.65	04/02/19	500,000
1,320	Port Authority of Houston of Harris County Texas	1.70	1.70	06/06/19	1,320,000
	Total Commercial Paper (Cost $3,820,000)				3,820,000

PRINCIPAL AMOUNT (000)		COUPON RATE	DEMAND DATE(b)	MATURITY DATE	VALUE
	Closed-End Investment Company (a) (6.1%)
2,500	Western Asset Managed Municipals Fund, Inc., OT, VRDP Ser 1 (AMT) (c) (Cost $2,500,000)	1.65%	04/05/19	03/04/45	2,500,000
	Floating Rate Notes (a) (2.5%)
500	Franklin County, OH, CHE Trinity Health Credit Group Window Ser 2013 OH	1.70	05/01/19	05/01/19	500,000
500	Kansas Department of Transportation, Highway Ser 2014 B-5	2.07	04/01/19	09/01/19	500,395
	Total Floating Rate Notes (Cost $1,000,395)				1,000,395
	Total Investments (Cost $41,100,395) (d)(e)			100.0%	41,100,395
	Other Assets in Excess of Liabilities			0.0 (f)	13,368
	Net Assets			100.0%	$41,113,763

AMT	Alternative Minimum Tax.
BANs	Bond Anticipation Notes.
PUTTERs	Puttable Tax-Exempt Receipts.
VRDP	Variable Rate Demand Preferred.

(a)

Floating or variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(b)	Date on which the principal amount can be recovered through demand.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund engaged in cross-trade purchases of $1,300,000 and sales of $2,500,000, which resulted in no net realized gains.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
(f)	Amount is less than 0.05%.

Morgan Stanley Tax-Free Daily Income Trust

Summary of Investments • March 31, 2019 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/19	Percentage of Total Investments
Weekly Variable Rate Bonds	62.2%
Daily Variable Rate Bonds	20.0
Commercial Paper	9.3
Closed-End Investment Company	6.1
Floating Rate Notes	2.4
100.0%

Morgan Stanley Tax-Free Daily Income Trust

Notes to Portfolio of Investments • March 31, 2019 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Investments in mutual funds are valued at the net asset value as of the close of each business day.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Weekly Variable Rate Bonds	$—	$25,545,000	$—	$25,545,000
Daily Variable Rate Bonds	—	8,235,000	—	8,235,000
Commercial Paper	—	3,820,000	—	3,820,000
Closed-End Investment Company	—	2,500,000	—	2,500,000
Floating Rate Notes	—	1,000,395	—	1,000,395
Total Assets	$—	$41,100,395	$—	$41,100,395

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.

Item 2.  Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Free Daily Income Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 16, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 16, 2019

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 16, 2019